Operating Loss (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Loss [Abstract]
Depreciation of property, plant and equipment	£ 681	£ 338	£ 1,275	£ 570
Depreciation of right-of-use assets	382	156	706	312
Amortisation of intangible assets	1,150	6	2,282	13
Research and development expenses	33,067	8,168	56,459	12,379
Foreign exchange gains/(losses)	(22,797)	2,773	(32,471)	2,899
Loss on forward contracts	11,287	0	11,287	0
Share-based payment charge	£ 10,126	£ 2,705	£ 13,686	£ 3,149